financing costs (Tables)	12 Months Ended
Dec. 31, 2023
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2023	2022
Interest expense
Long-term debt, excluding lease liabilities – gross		$1,081	$779
Long-term debt, excluding lease liabilities – capitalized [1]	18	(6)	(30)
Long-term debt, excluding lease liabilities		1,075	749
Lease liabilities	19	133	74
Short-term borrowings and other		48	16
Accretion on provisions	25	30	20
		1,286	859
Employee defined benefit plans net interest	15	7	8
Foreign exchange		3	(25)
Unrealized changes in virtual power purchase agreements forward element		—	(193)
		1,296	649
Interest income		(23)	(17)
		$1,273	$632
Net interest cost	3	$1,272	$847
Interest expense on long-term debt, excluding lease liabilities – capitalized [1]		(6)	(30)
Employee defined benefit plans net interest		7	8
Unrealized changes in virtual power purchase agreements forward element		—	(193)
		$1,273	$632

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 3.10% was capitalized to intangible assets with indefinite lives during the period.